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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21260

CM Advisors Family of Funds
(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 430 Austin, Texas	78746
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(512) 329-0050

Date of fiscal year end:	February 29

Date of reporting period:	November 30, 2015

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CM Advisors Fund
Schedule of Investments
November 30, 2015 (Unaudited)

COMMON STOCKS - 93.1%	Shares	Value
Consumer Discretionary - 13.3%
Automobiles - 5.1%
General Motors Company	100,805	$3,649,141

Media - 8.2%
Discovery Communications, Inc. - Series C *	112,348	3,323,254
Liberty Media Corporation - Series C *	39,650	1,550,315
Reading International, Inc. - Class A *	62,853	906,969
		5,780,538
Energy - 12.8%
Energy Equipment & Services - 10.4%
Atwood Oceanics, Inc.	78,865	1,252,376
Era Group, Inc. *	120,938	1,425,859
Halliburton Company	35,700	1,422,645
Key Energy Services, Inc. *	892,063	474,756
Pioneer Energy Services Corporation *	82,880	209,686
Unit Corporation *	142,570	2,576,240
		7,361,562
Oil, Gas & Consumable Fuels - 2.4%
Apache Corporation	18,990	933,928
Cloud Peak Energy, Inc. *	274,465	716,354
		1,650,282
Financials - 24.5%
Banks - 7.5%
U.S. Bancorp	46,766	2,052,560
Wells Fargo & Company	59,292	3,266,989
		5,319,549
Diversified Financial Services - 6.5%
Berkshire Hathaway, Inc. - Class B *	21,535	2,887,628
PICO Holdings, Inc. *	155,787	1,687,173
		4,574,801
Insurance - 6.7%
Enstar Group Ltd. *	16,934	2,609,699
Markel Corporation *	2,353	2,129,865
		4,739,564
Real Estate Management & Development - 3.8%
InterGroup Corporation (The) *	103,079	2,680,054

Health Care - 2.6%
Health Care Providers & Services - 2.6%
DaVita HealthCare Partners, Inc. *	25,025	1,827,826

Industrials - 19.3%
Construction & Engineering - 11.1%
Chicago Bridge & Iron Company N.V.	78,165	3,341,554
Jacobs Engineering Group, Inc. *	18,115	799,596
Layne Christensen Company *	308,764	1,818,620
Orion Marine Group, Inc. *	430,969	1,887,644
		7,847,414

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS - 93.1% (Continued)	Shares	Value
Industrials - 19.3% (Continued)
Electrical Equipment - 3.5%
Emerson Electric Company	25,315	$1,265,750
Powell Industries, Inc.	34,630	1,215,859
		2,481,609
Machinery - 4.7%
Colfax Corporation *	61,068	1,653,111
Dynamic Materials Corporation	217,444	1,678,668
		3,331,779
Information Technology - 4.8%
Electronic Equipment, Instruments & Components - 2.1%
Maxwell Technologies, Inc. *	207,260	1,463,255

Technology Hardware, Storage & Peripherals - 2.7%
Avid Technology, Inc. *	252,944	1,919,845

Materials - 15.8%
Metals & Mining - 15.8%
Agnico-Eagle Mines Ltd.	70,565	1,866,444
Allegheny Technologies, Inc.	148,005	1,875,223
Banro Corporation *	581,050	102,033
Comstock Mining, Inc. *	4,071,333	1,872,406
Goldcorp, Inc.	58,580	691,830
Randgold Resources Ltd. - ADR	9,465	573,579
Seabridge Gold, Inc. *	343,177	2,711,098
Yamana Gold, Inc.	712,355	1,495,946
		11,188,559

Total Common Stocks (Cost $74,224,639)		$65,815,778

EXCHANGE-TRADED FUNDS - 6.6%	Shares	Value
iShares MSCI Hong Kong ETF	46,080	$925,287
Market Vectors® Junior Gold Miners ETF	87,385	1,654,198
SPDR S&P Oil & Gas Exploration & Production ETF	56,730	2,106,385
Total Exchange-Traded Funds (Cost $5,155,214)		$4,685,870

WARRANTS - 0.0%	Shares	Value
SpendSmart Payment Company (The) * (a) (Cost $0)	542,100	$0

CM Advisors Fund
Schedule of Investments (Continued)

MONEY MARKET FUNDS - 0.3%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (b) (Cost $197,755)	197,755	$197,755

Total Investments at Value - 100.0% (Cost $79,577,608)		$70,699,403

Liabilities in Excess of Other Assets - (0.0%) (c)		(24,641)

Net Assets - 100.0%		$70,674,762

ADR - American Depositary Receipt.
ETF -  Exchange-Traded Fund.

*	Non-income producing security.
(a)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at November 30, 2015, representing 0.0% of net assets.
(b)	The rate shown is the 7-day effective yield as of November 30, 2015.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

CM Advisors Small Cap Value Fund
Schedule of Investments
November 30, 2015 (Unaudited)

COMMON STOCKS - 86.6%	Shares	Value
Consumer Discretionary - 3.9%
Auto Components - 2.9%
Superior Industries International, Inc.	61,095	$1,191,963

Media - 1.0%
Reading International, Inc. - Class A *	30,022	433,218

Energy - 18.4%
Energy Equipment & Services - 15.6%
Atwood Oceanics, Inc.	82,385	1,308,274
CARBO Ceramics, Inc.	16,700	311,288
Era Group, Inc. *	71,453	842,431
Key Energy Services, Inc. *	915,130	487,032
Patterson-UTI Energy, Inc.	65,495	1,062,329
Pioneer Energy Services Corporation *	500,906	1,267,292
Profire Energy, Inc. *	142,193	191,960
Unit Corporation *	53,615	968,823
		6,439,429
Oil, Gas & Consumable Fuels - 2.8%
Ardmore Shipping Corporation	25,400	318,008
Bill Barrett Corporation *	63,455	398,498
Stone Energy Corporation *	61,660	449,501
		1,166,007
Financials - 12.9%
Banks - 1.9%
Old National Bancorp	32,091	473,342
Trustmark Corporation	12,435	313,984
		787,326
Diversified Financial Services - 2.1%
PICO Holdings, Inc. *	81,319	880,685

Insurance - 7.1%
Enstar Group Ltd. *	8,625	1,329,199
White Mountains Insurance Group Ltd.	2,000	1,616,000
		2,945,199
Real Estate Management & Development - 1.8%
InterGroup Corporation (The) *	27,812	723,112

Industrials - 22.2%
Commercial Services & Supplies - 2.2%
Brady Corporation - Class A	33,848	893,249

Construction & Engineering - 8.2%
Chicago Bridge & Iron Company N.V.	18,000	769,500
Layne Christensen Company *	256,210	1,509,077
Orion Marine Group, Inc. *	253,390	1,109,848
		3,388,425
Electrical Equipment - 4.0%
Powell Industries, Inc.	46,735	1,640,866

CM Advisors Small Cap Value Fund
Schedule of Investments (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Industrials - 22.2% (Continued)
Machinery - 7.8%
Altra Industrial Motion Corporation	32,445	$909,109
Dynamic Materials Corporation	188,022	1,451,530
Lydall, Inc. *	24,200	881,364
		3,242,003
Information Technology - 5.4%
Electronic Equipment, Instruments & Components - 2.7%
CUI Global, Inc *	60,630	423,804
Maxwell Technologies, Inc. *	96,168	678,946
		1,102,750
Internet Software & Services - 0.0% (a)
SpendSmart Networks, Inc. *	53,900	9,766

Technology Hardware, Storage & Peripherals - 2.7%
Avid Technology, Inc. *	134,681	1,022,229
Xplore Technologies Corporation *	17,700	92,748
		1,114,977
Materials - 23.7%
Chemicals - 3.9%
American Vanguard Corporation	22,058	347,634
Chase Corporation	9,271	411,633
CVR Partners, L.P.	99,316	858,090
		1,617,357
Metals & Mining - 19.8%
Allegheny Technologies, Inc.	110,680	1,402,316
Asanko Gold, Inc. *	521,310	792,391
B2Gold Corporation *	400,000	440,000
Compañia de Minas Buenaventura S.A. - ADR *	70,000	331,800
Comstock Mining, Inc. *	2,060,549	947,646
Eldorado Gold Corporation	130,000	397,800
Kinross Gold Corporation *	270,000	518,400
Real Industry, Inc. *	77,596	797,687
Seabridge Gold, Inc. *	143,620	1,134,598
Synalloy Corporation	127,247	1,043,425
Yamana Gold, Inc.	160,000	336,000
		8,142,063
Telecommunication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Fusion Telecommunications International, Inc. *	16,570	37,614

Total Common Stocks (Cost $43,558,413)		$35,756,009

EXCHANGE-TRADED FUNDS - 6.9%	Shares	Value
SPDR S&P Oil & Gas Exploration & Production ETF	32,090	$1,191,502
SPDR S&P Regional Banking ETF	36,000	1,643,400
Total Exchange-Traded Funds (Cost $2,846,287)		$2,834,902

CM Advisors Small Cap Value Fund
Schedule of Investments (Continued)

WARRANTS - 0.0%	Shares	Value
SpendSmart Payment Company (The) * (a) (Cost $0)	57,900	$0

MONEY MARKET FUNDS - 5.9%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (b) (Cost $2,435,263)	2,435,263	$2,435,263

Total Investments at Value - 99.4% (Cost $48,839,963)		$41,026,174

Other Assets in Excess of Liabilities - 0.6%		261,263

Net Assets - 100.0%		$41,287,437

ADR - American Depositary Receipt.
ETF -  Exchange-Traded Fund.

*	Non-income producing security.
(a)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at November 30, 2015, representing 0.0% of net assets.
(b)	The rate shown is the 7-day effective yield as of November 30, 2015.

See accompanying notes to Schedules of Investments.

CM Advisors Fixed Income Fund
Schedule of Investments
November 30, 2015 (Unaudited)

CORPORATE BONDS - 42.2%	Par Value	Value
Consumer Discretionary - 6.0%
Auto Components - 1.2%
Johnson Controls, Inc., 5.50% , due 01/15/16	$1,002,000	$1,007,900

Hotels, Restaurants & Leisure - 0.5%
Marriott International, Inc., 6.375% , due 06/15/17	400,000	427,241

Household Durables - 0.8%
MDC Holdings, Inc., 5.625% , due 02/01/20	500,000	516,250
Newell Rubbermaid, Inc., 6.25% , due 04/15/18	185,000	201,568
		717,818
Media - 2.8%
Comcast Corporation,
6.30%, due 11/15/17	200,000	219,086
5.70%, due 05/15/18	400,000	439,693
Discovery Communications, Inc.,
5.05%, due 06/01/20	400,000	430,123
4.375%, due 06/15/21	600,000	619,993
McGraw-Hill Companies, Inc. (The), 5.90% , due 11/15/17	200,000	212,698
Tele-Communications, Inc., 10.125% , due 04/15/22	300,000	400,481
		2,322,074
Specialty Retail - 0.7%
Home Depot, Inc. (The), 5.40% , due 03/01/16	600,000	607,155

Consumer Staples - 0.4%
Beverages - 0.4%
PepsiCo, Inc., 5.00% , due 06/01/18	300,000	326,262

Energy - 9.7%
Energy Equipment & Services - 5.6%
Diamond Offshore Drilling, Inc., 5.875% , due 05/01/19	500,000	511,938
Rowan Companies, Inc., 7.875% , due 08/01/19	910,000	918,070
Transocean, Inc., 7.375% , due 04/15/18	855,000	825,075
Weatherford International Ltd.,
6.35%, due 06/15/17	620,000	610,700
6.00%, due 03/15/18	1,920,000	1,827,648
		4,693,431
Oil, Gas & Consumable Fuels - 4.1%
Cloud Peak Energy, Inc., 8.50% , due 12/15/19	3,243,000	1,816,080
ONEOK Partners, L.P., 2.00% , due 10/01/17	1,062,000	1,041,656
Valero Energy Corporation, 6.125% , due 06/15/17	570,000	606,431
		3,464,167
Financials - 2.0%
Commercial Banks - 0.7%
Wells Fargo & Company, 5.625% , due 12/11/17	500,000	540,616

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 42.2% (Continued)	Par Value	Value
Financials - 2.0% (Continued)
Consumer Finance - 1.3%
American Express Company,
7.00%, due 03/19/18	$800,000	$892,379
8.125%, due 05/20/19	200,000	238,650
		1,131,029
Health Care - 1.8%
Health Care Providers & Services - 1.0%
UnitedHealth Group, Inc., 6.00% , due 02/15/18	800,000	873,307

Pharmaceuticals - 0.8%
Johnson & Johnson, 5.15% , due 07/15/18	570,000	626,440

Industrials - 9.7%
Aerospace & Defense - 0.3%
United Technologies Corporation, 5.375% , due 12/15/17	200,000	215,890

Building Products - 0.9%
Masco Corporation,
6.125%, due 10/03/16	300,000	310,860
5.85%, due 03/15/17	400,000	418,000
		728,860
Communications Equipment - 1.2%
Juniper Networks, Inc., 3.10% , due 03/15/16	1,007,000	1,012,713

Construction & Engineering - 1.9%
Great Lakes Dredge & Dock Company, 7.375% , due 02/01/19	1,705,000	1,611,225

Electrical Equipment - 1.0%
Eaton Corporation, 8.10% , due 08/15/22	150,000	191,384
Emerson Electric Company, 5.25% , due 10/15/18	570,000	623,593
		814,977
Health Care Providers & Services - 1.2%
Laboratory Corporation of America Holdings, 3.125% , due 05/15/16	1,038,000	1,046,963

Machinery - 0.1%
Dover Corporation, 5.45% , due 03/15/18	115,000	124,523

Road & Rail - 3.1%
Canadian Pacific Railroad Company, 7.25% , due 05/15/19	790,000	910,306
CSX Corporation, 6.25% , due 03/15/18	500,000	549,406
Norfolk Southern Corporation, 5.75% , due 01/15/16	947,000	952,597
Union Pacific Corporation, 5.70% , due 08/15/18	200,000	221,390
		2,633,699
Information Technology - 3.8%
Electronic Equipment, Instruments & Components - 1.3%
Avnet, Inc., 6.625% , due 09/15/16	500,000	519,620
Corning, Inc., 7.25% , due 08/15/36	500,000	577,736
		1,097,356

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 42.2% (Continued)	Par Value	Value
Information Technology - 3.8% (Continued)
IT Services - 1.3%
International Business Machines Corporation, 7.625% , due 10/15/18	$420,000	$488,246
Western Union Company (The), 5.93% , due 10/01/16	600,000	622,787
		1,111,033
Software - 1.2%
Intuit, Inc., 5.75% , due 03/15/17	946,000	997,250

Materials - 8.1%
Chemicals - 1.0%
Cytec Industries, Inc., 8.95% , due 07/01/17	325,000	355,895
E.I. du Pont de Nemours and Company, 6.00% , due 07/15/18	475,000	523,414
		879,309
Construction Materials - 0.7%
Vulcan Materials Company, 7.50% , due 06/15/21	500,000	585,305

Metals & Mining - 6.4%
Alcoa, Inc.,
5.72%, due 02/23/19	800,000	840,840
5.87%, due 02/23/22	1,200,000	1,219,500
Allegheny Technologies, Inc.,
9.375%, due 06/01/19	705,000	702,356
5.95%, due 01/15/21	375,900	289,443
ArcelorMittal, 5.25% (a), due 02/25/17	960,000	950,544
Commercial Metals Company,
6.50%, due 07/15/17	420,000	438,375
7.35%, due 08/15/18	230,000	243,800
Nucor Corporation, 5.85% , due 06/01/18	300,000	322,166
Reliance Steel & Aluminum Company, 6.20% , due 11/15/16	360,000	368,885
		5,375,909
Utilities - 0.7%
Multi-Utilities - 0.7%
Consolidated Edison Company of New York, Inc., 5.85% , due 04/01/18	570,000	621,448

Total Corporate Bonds (Cost $34,977,531)		$35,593,900

U.S. GOVERNMENT OBLIGATIONS - 54.9%	Par Value	Value
U.S. Treasury Notes - 54.9%
0.375%, due 04/30/16	$6,000,000	$5,999,532
4.625%, due 02/15/17	5,000,000	5,230,470
0.875%, due 05/15/17	6,000,000	6,003,984
0.750%, due 12/31/17	10,000,000	9,951,560
2.000%, due 07/31/20	6,000,000	6,095,388
2.375%, due 12/31/20	6,250,000	6,451,663
2.750%, due 11/15/23	6,250,000	6,560,550
Total U.S. Government Obligations (Cost $45,572,028)		$46,293,147

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

MONEY MARKET FUNDS - 2.0%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (b) (Cost $1,710,023)	1,710,023	$1,710,023

Total Investments at Value - 99.1% (Cost $82,259,582)		$83,597,070

Other Assets in Excess of Liabilities - 0.9%		763,518

Net Assets - 100.0%		$84,360,588

(a)	Variable rate security. The rate shown is the effective interest rate as of November 30, 2015.
(b)	The rate shown is the 7-day effective yield as of November 30, 2015.

See accompanying notes to Schedules of Investments.

CM Advisors Family of Funds
Notes to Schedules of Investments
November 30, 2015 (Unaudited)

1.	Securities Valuation

The portfolio securities of CM Advisors Fund, CM Advisors Small Cap Value Fund and CM Advisors Fixed Income Fund (collectively the “Funds” and individually a “Fund”) are generally valued at market value determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time). Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. Options on securities and options on indexes listed on an exchange are valued at the mean of the closing bid and ask price on the exchange on which they are traded on the day of valuation. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Corporate Bonds and U.S. Government Obligations held by CM Advisors Fixed Income Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

CM Advisors Family of Funds
Notes to Schedules of Investments (Continued)

The following is a summary of the inputs used to value the Funds’ investments by security type as of November 30, 2015:

	Level 1	Level 2		Level 3	Total
CM Advisors Fund:
Common Stocks	$65,815,778	$-		$-	$65,815,778
Exchange-Traded Funds	4,685,870	-		-	4,685,870
Warrants	-	0	*	-	0	*
Money Market Funds	197,755	-		-	197,755
Total	$70,699,403	$0	*	$-	$70,699,403

	Level 1	Level 2		Level 3	Total
CM Advisors Small Cap Value Fund:
Common Stocks	$35,756,009	$-		$-	$35,756,009
Exchange-Traded Funds	2,834,902	-		-	2,834,902
Warrants	-	0	*	-	0	*
Money Market Funds	2,435,263	-		-	2,435,263
Total	$41,026,174	$0	*	$-	$41,026,174

	Level 1	Level 2	Level 3	Total
CM Advisors Fixed Income Fund:
Corporate Bonds	$-	$35,593,900	$-	$35,593,900
U.S. Government Obligations	-	46,293,147	-	46,293,147
Money Market Funds	1,710,023	-	-	1,710,023
Total	$1,710,023	$81,887,047	$-	$83,597,070

*	CM Advisors Fund and CM Advisors Small Cap Value Fund hold Warrants which have been fair valued at $0.

Refer to each Fund's Schedule of Investments for a listing of the securities by security type and sector or industry type. As of November 30, 2015, the Funds did not have any transfers into or out of any Level. The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2015. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date. Grains and losses on securities sold are determined on a specific identification basis.

CM Advisors Family of Funds
Notes to Schedules of Investments (Continued)

3.	Federal Income Tax

The following information is computed on a tax basis as of November 30, 2015:

		CM Advisors	CM Advisors
	CM Advisors	Small Cap	Fixed Income
	Fund	Value Fund	Fund
Cost of portfolio investments	$80,295,207	$48,928,621	$82,259,582

Gross unrealized appreciation	$9,547,232	$2,514,028	$2,391,705
Gross unrealized depreciation	(19,143,036)	(10,416,475)	(1,054,217)

Net unrealized appreciation (depreciation)	$(9,595,804)	$(7,902,447)	$1,337,488

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for CM Advisors Fund and CM Advisors Small Cap Value Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CM Advisors Family of Funds

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	January 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	January 29, 2016

By (Signature and Title)*		/s/ James D. Brilliant
James D. Brilliant, Treasurer

Date	January 29, 2016

*	Print the name and title of each signing officer under his or her signature.